Discontinued operations and sales of land parcels (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 property sqft	Dec. 31, 2010 property	Dec. 31, 2009
(Loss) income from discontinued operations, net
Total revenues	$ 1,080,000	$ 2,349,000	$ 6,479,000
Operating expenses	438,000	527,000	1,050,000
Revenues less operating expenses	642,000	1,822,000	5,429,000
Interest expense	36,000	133,000	162,000
Depreciation expense	500,000	607,000	1,262,000
Income from discontinued operations before non-cash impairment charge and gain/loss on sales of real estate	106,000	1,082,000	4,005,000
Non-cash impairment charge	(994,000)
Gain on sales of real estate		24,000	2,627,000
(Loss) income from discontinued operations, net	(888,000)	1,106,000	6,632,000
Net assets of discontinued operations
Properties "held for sale," net	15,011,000	18,773,000
Other assets	197,000	247,000
Total assets	15,208,000	19,020,000
Secured note payable		2,237,000
Other liabilities	298,000	467,000
Total liabilities	298,000	2,704,000
Net assets of discontinued operations	14,910,000	16,316,000
Number of operating properties classified as held for sale	3
Number of properties with a gain on sale of real estate	1
Number of properties sold		1
Square footage of rentable square property impaired	30,000
Total sales price for the property sold	17,300,000	278,000,000
Gain on sales of land parcels	46,000	59,442,000
Rentable square feet area on which building is expected to be constructed by buyer	249,000
Sale price per rentable square foot of property on which building is expected to be constructed by buyer	$ 70